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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall         Chief Operating Officer                (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                      /s/  Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              February 11, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         -------------------------

Form 13F Information Table Entry Total:  70
                                         -------------------------

Form 13F Information Table Value Total: $1,314,989
                                         -------------------------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------
                                                                                   INVESTMENT
                                                   VALUE     SHARES/  SH/   PUT/   DISCRETION    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   SHARED (B)   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.     COMMON            002535201  11,369      519,600             X            1            0      430,100   89,500
AIRGAS INC            COMMON            009363102   7,657      443,900             X            1            0      368,300   75,600
AMB PROPERTY CORP     COMMON            00163T109  13,327      487,100             X            1            0      430,600   56,500
AMERIPATH INC.        COMMON            03071D109  19,810      921,374             X            1            0      768,074  153,300
APRIA HEALTHCARE GROU COMMON            037933108  10,004      449,800             X            1            0      366,100   83,700
BANK HAWAII CORP      COMMON            062540109  24,920      820,000             X            1            0      680,500  139,500
BORDERS GROUP INC     COMMON            099709107  10,111      628,000             X            1            0      524,000  104,000
BRANDYWINE REALTY TRU COMMON            105368203  13,609      624,000             X            1            0      551,500   72,500
CEC ENTERTAINMENT INC COMMON            125137109  12,142      395,500             X            1            0      322,300   73,200
CENTRAL PKG CORP      COMMON            154785109  14,716      780,300             X            1            0      631,700  148,600
CERIDIAN CORP         COMMON            156779100  11,095      769,400             X            1            0      627,400  142,000
CIBER INC             COMMON            17163B102   8,578    1,665,700             X            1            0    1,356,400  309,300
CLAYTON HOMES INC     COMMON            184190106  20,126    1,652,400             X            1            0    1,382,400  270,000
COMMERCE BANCSHARES I COMMON            200525103  34,922      888,831             X            1            0      736,858  151,973
CRANE CO              COMMON            224399105  15,651      785,300             X            1            0      652,800  132,500
D R HORTON INC        COMMON            23331A109  18,757    1,081,100             X            1            0      879,800  201,300
DEL MONTE FOODS CO.   COMMON            24522P103  16,868    2,190,600             X            1            0    1,828,700  361,900
DELPHI FINANCIAL GROU COMMON            247131105  23,740      625,408             X            1            0      521,100  104,308
ELECTRONICS FOR IMAGI COMMON            286082102  17,957    1,104,300             X            1            0      921,100  183,200
FLOWSERVE CORP        COMMON            34354P105  15,719    1,062,800             X            1            0      892,000  170,800
FURNITURE BRANDS INTE COMMON            360921100  30,447    1,276,600             X            1            0    1,063,000  213,600
GENESEE & WYO INC     COMMON            371559105   4,900      240,800             X            1            0      196,100   44,700
GUITAR CENTER INC.    COMMON            402040109   8,523      514,700             X            1            0      420,300   94,400
HANCOCK FABRICS INC C COMMON            409900107  13,243      868,400             X            1            0      724,000  144,400
HAVERTY FURNITURE COS COMMON            419596101   8,348      600,600             X            1            0      490,400  110,200
HCC INSURANCE HLDGS I COMMON            404132102  19,956      811,200             X            1            0      674,100  137,100
HEALTH NET INC COM    COMMON            42222G108  29,684    1,124,400             X            1            0      931,800  192,600
HUGHES SUPPLY INC.    COMMON            444482103  14,329      524,500             X            1            0      427,200   97,300
IDEX CORP.            COMMON            45167R104  14,633      447,500             X            1            0      364,500   83,000
INTERNATIONAL RECTIFI COMMON            460254105  12,573      681,100             X            1            0      568,500  112,600
INTERPOOL, INC.       COMMON            46062R108  22,580    1,406,000             X            1            0    1,155,000  251,000
IPC HLDGS LTD         COMMON            G4933P101  17,697      561,100             X            1            0      457,200  103,900
ISTAR FINL INC        COMMON            45031U101  31,180    1,111,600             X            1            0      922,800  188,800
KEMET CORP            COMMON            488360108  12,404    1,419,200             X            1            0    1,183,000  236,200


KENNAMETAL INC.       COMMON            489170100  22,640      656,600             X            1            0      545,800  110,800
KEY ENERGY SVCS INC C COMMON            492914106  13,781    1,536,300             X            1            0    1,257,600  278,700
LANDSTAR SYSTEM, INC. COMMON            515098101  17,577      301,184             X            1            0      246,659   54,525
MCG CAP CORP          COMMON            58047P107  11,566    1,076,930             X            1            0      877,044  199,886
MINERALS TECHNOLOGIES COMMON            603158106  23,551      545,800             X            1            0      452,800   93,000
MONACO COACH CORP.    COMMON            60886R103  22,287    1,346,650             X            1            0    1,118,200  228,450
MOORE LTD             COMMON            615785102  11,855    1,302,700             X            1            0    1,061,000  241,700
MSC INDUSTRIAL DIRECT COMMON            553530106  18,419    1,037,700             X            1            0      861,300  176,400
O CHARLEYS INC.       COMMON            670823103  20,606    1,003,686             X            1            0      830,935  172,751
OLD REPUBLIC INTL COR COMMON            680223104   9,433      336,900             X            1            0      276,000   60,900
PARK ELECTROCHEMICAL  COMMON            700416209  12,215      636,200             X            1            0      518,100  118,100
PEP BOYS MANNY MOE &  COMMON            713278109   8,351      719,900             X            1            0      587,200  132,700
POLARIS INDUSTRIES IN COMMON            731068102  25,251      430,900             X            1            0      358,400   72,500
POMEROY COMPUTER RES  COMMON            731822102  10,434      891,800             X            1            0      729,200  162,600
PROVIDENT FINL GROUP  COMMON            743866105  20,684      794,610             X            1            0      658,610  136,000
RARE HOSPITALITY INTL COMMON            753820109   2,016       72,999             X            1            0       60,274   12,725
RAYMOND JAMES FINANCI COMMON            754730109  15,482      523,400             X            1            0      425,700   97,700
REGAL BELOIT          COMMON            758750103   9,495      458,700             X            1            0      372,600   86,100
REINSURANCE GROUP OF  COMMON            759351109  15,514      572,900             X            1            0      465,900  107,000
RELIANCE STEEL & ALUM COMMON            759509102  12,491      599,400             X            1            0      489,200  110,200
REMINGTON OIL & GAS C COMMON            759594302  13,843      843,600             X            1            0      687,900  155,700
RLI CORP ILL COM      COMMON            749607107   6,311      226,200             X            1            0      184,500   41,700
RUBY TUESDAY INC.     COMMON            781182100  26,201    1,515,400             X            1            0    1,258,900  256,500
SCHOOL SPECIALTY INC. COMMON            807863105  21,937    1,097,950             X            1            0      911,341  186,609
SCOTTISH ANNUITY & LI COMMON            G7885T104  18,595    1,065,600             X            1            0      886,200  179,400
SCOTTS CO             COMMON            810186106  11,358      231,600             X            1            0      189,300   42,300
SELECTIVE INSURANCE G COMMON            816300107  15,896      631,281             X            1            0      522,873  108,408
SENSIENT TECHNOLOGIES COMMON            81725T100  15,435      686,900             X            1            0      570,300  116,600
SPARTECH CORP.        COMMON            847220209  12,166      589,700             X            1            0      480,300  109,400
SPINNAKER EXPL CO     COMMON            84855W109  14,723      667,700             X            1            0      560,200  107,500
STAGE STORES INC      COMMON            85254C305  17,333      823,800             X            1            0      686,900  136,900
STORAGE TECHNOLOGY CO COMMON            862111200  14,371      670,900             X            1            0      556,500  114,400
TECH DATA CORP.       COMMON            878237106   8,579      318,200             X            1            0      259,900   58,300
TORO CO. (THE)        COMMON            891092108  38,800      607,200             X            1            0      504,500  102,700


UNITED STATIONERS INC COMMON            913004107  15,409      535,000             X            1            0      435,800   99,200
WERNER ENTERPRISES IN COMMON            950755108  18,809      873,604             X            1            0      728,335  145,268